Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Domestic And Foreign Components Of Loss Before Income Taxes
The following table presents domestic and foreign components of loss before income taxes for the year ended December 31, 2022 and 11 months ended December 31, 2021:

	Year Ended	11 Months ended
	December 31,	December 31,
	2022	2021

Domestic	$(67,677)	$(36,787)
Foreign	(3,844)	(1,454)

	$(71,521)	$(38,241)

Summary Of Components Of Deferred Tax Assets And Liabilities	the Company’s deferred income tax assets and liabilities as of December 31, 2022 and December 31, 2021, are as follows:

	December 31, 2022	December 31, 2021
Deferred t ax a ssets:
Net operating loss carryforwards	$61,313	$46,553
Accruals and reserves	160	147
Stock-based compensation	5,233	744
Research and development credits	11	11
Intangible assets	11,509	32
ROU l iability	2,507	—

Gross deferred assets	80,733	47,487
Deferred t ax l iabilities:
ROU a sset	(2,289)	—
Depreciation and amortization	(2,063)	(1,420)

Total deferred tax liabilities	(4,352)	(1,420)

Total net deferred tax assets	76,381	46,067
Valuation allowance	(76,381)	(46,067)

Net deferred tax assets	$—	$—

Summary Of Effective Income Tax Rate Reconciliation
the Company’s history of incurring losses which have not been benefited and other permanent differences.

	Year Ended December 31, 2022	11 Months Ended December 31, 2021
Component	Rate Impact	Rate Impact

Total pre-tax book income	21%	21%
State and local income taxes	11%	0%
Fair market value adjustments	14%	0%
Non-deductible executive compensation	(4)%	0%
Goodwill impairment	(2)%	0%
Transaction c osts	3%	0%
Other	0%	0%
Change in valuation allowance	(42)%	(21)%
Total:	0%	0%

Summary Of Unrecognized Tax Benefits Affecting The Effective Tax rate
A reconciliation of the beginning and ending amounts of unrecognized income tax benefits during the year is as follows:

Beginning balance at January 1, 2022	$4,672
Current year increase (decrease)	—
Prior year adjustment - increase (decrease)	—

Ending balance at December 31, 2022	$4,672